Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not time LTI awards in coordination with the release of material non-public information and have not had a practice of doing so. In addition, we have not timed and do not plan to time the release of material non-public information for the purpose of affecting the value of executive compensation. The accounting for PSU and RSU awards granted by the Company is disclosed in the Company’s annual and quarterly financial reports filed with the SEC. Additionally, the Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material non-public information by the Company. In the event the Company determines to grant options, the Board will evaluate the appropriate steps to take in relation to the foregoing. The determination of grant date fair value for equity grants is described on page 53. Equity awards for NEOs for 2025 were granted under the 2024 Equity Incentive Plan, which was approved by shareholders in May 2024.
Award Timing Method	We do not time LTI awards in coordination with the release of material non-public information and have not had a practice of doing so. In addition, we have not timed and do not plan to time the release of material non-public information for the purpose of affecting the value of executive compensation. The accounting for PSU and RSU awards granted by the Company is disclosed in the Company’s annual and quarterly financial reports filed with the SEC. Additionally, the Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material non-public information by the Company.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material non-public information by the Company.
MNPI Disclosure Timed for Compensation Value	false